Document and Entity Information	May 29, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001452937
Document Effective Date	May 29, 2025
Document Creation Date	May 29, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Exchange Traded Concepts Trust
Prospectus Date	May 29, 2025
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Bluemonte Large Cap Core ETF | Bluemonte Large Cap Core ETF
Prospectus:
Trading Symbol	BLUC
Bluemonte Large Cap Growth ETF | Bluemonte Large Cap Growth ETF
Prospectus:
Trading Symbol	BLGR
Bluemonte Large Cap Value ETF | Bluemonte Large Cap Value ETF
Prospectus:
Trading Symbol	BVAL
Bluemonte Dynamic Total Market ETF | Bluemonte Dynamic Total Market ETF
Prospectus:
Trading Symbol	BLUX
Bluemonte Global Equity ETF | Bluemonte Global Equity ETF
Prospectus:
Trading Symbol	BINT
Bluemonte Core Bond ETF | Bluemonte Core Bond ETF
Prospectus:
Trading Symbol	BDBT
Bluemonte Short Term Bond ETF | Bluemonte Short Term Bond ETF
Prospectus:
Trading Symbol	BLST
Bluemonte Long Term Bond ETF | Bluemonte Long Term Bond ETF
Prospectus:
Trading Symbol	BLTD
Bluemonte Diversified Income ETF | Bluemonte Diversified Income ETF
Prospectus:
Trading Symbol	BLUI